Balance Sheet Details - Current Assets and Current Liabilities (Details) - Schedule of Inventories - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Raw materials	$ 1,227	$ 1,010	$ 811
Work-in-progress	31	164	112
Finished goods	139	121	137
Total Inventories	$ 1,397	$ 1,295	$ 1,060